UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	James B. Stack
Title:	President
Phone:	406-862-8000



Signature, Place, and Date of Signing:
James B. Stack, Whitefish, Montana, July 18, 2005

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $135,293

                                                    FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
ABBOTT LABS                    COM                002824100      2653   54123 SH       SOLE                 45503            8620
AFLAC INC                      COM                001055102      3870   89424 SH       SOLE                 69609           19815
ALLTEL CORP                    COM                020039103      2759   44295 SH       SOLE                 37415            6880
APACHE CORP                    COM                037411105      4652   72010 SH       SOLE                 55420           16590
APPLEBEES INTL INC             COM                037899101      3629  137006 SH       SOLE                104944           32062
GALLAGHER ARTHUR J & CO        COM                363576109      2099   77385 SH       SOLE                 65565           11820
AUTOMATIC DATA PROCESSING IN   COM                053015103      3437   81892 SH       SOLE                 63902           17990
BCE INC                        COM                05534B109      2430  102610 SH       SOLE                 86675           15935
BIOMET INC                     COM                090613100      3156   91135 SH       SOLE                 70425           20710
BP PLC                         SPONSORED ADR      055622104       250    4000 SH       SOLE                  4000
BRISTOL MYERS SQUIBB CO        COM                110122108      2326   93095 SH       SOLE                 79445           13650
BURLINGTON RES INC             COM                122014103      3349   60635 SH       SOLE                 50705            9930
CHOICEPOINT INC                COM                170388102      3610   90145 SH       SOLE                 70655           19490
CONAGRA FOODS INC              COM                205887102      2002   86446 SH       SOLE                 72756           13690
CONOCOPHILLIPS                 COM                20825C104      3385   58887 SH       SOLE                 49127            9760
DENTSPLY INTL INC NEW          COM                249030107      3032   56156 SH       SOLE                 41666           14490
DEVON ENERGY CORP NEW          COM                25179M103      5274  104065 SH       SOLE                 80570           23495
DIAGEO P L C                   SPON ADR NEW       25243Q205      2560   43175 SH       SOLE                 37170            6005
DIEBOLD INC                    COM                253651103      3086   68410 SH       SOLE                 53440           14970
ENCANA CORP                    COM                292505104      5686  143622 SH       SOLE                108958           34664
EQUITABLE RES INC              COM                294549100      7662  112676 SH       SOLE                 89906           22770
EXELON CORP                    COM                30161N101       308    6000 SH       SOLE                  6000
JOHNSON & JOHNSON              COM                478160104       280    4306 SH       SOLE                  4306
KINDER MORGAN INC KANS         COM                49455P101      3051   36665 SH       SOLE                 30635            6030
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      3939   78940 SH       SOLE                 61005           17935
LIMITED BRANDS INC             COM                532716107      2362  110263 SH       SOLE                 92668           17595
LIZ CLAIBORNE INC              COM                539320101      3688   92766 SH       SOLE                 71646           21120
LOCKHEED MARTIN CORP           COM                539830109       234    3600 SH       SOLE                  3600
MENTOR CORP MINN               COM                587188103      3189   76890 SH       SOLE                 64945           11945
ISHARES INC                    MSCI JAPAN         464286848       649   63995 SH       SOLE                 56385            7610
MYLAN LABS INC                 COM                628530107      3446  179110 SH       SOLE                141065           38045
NEWMONT MINING CORP            COM                651639106      7593  194546 SH       SOLE                156633           37913
PEPSICO INC                    COM                713448108      3873   71820 SH       SOLE                 56300           15520
PFIZER INC                     COM                717081103      1955   70874 SH       SOLE                 59794           11080
POSCO                          SPONSORED ADR      693483109      2369   53885 SH       SOLE                 45285            8600
RENAL CARE GROUP INC           COM                759930100      4921  106751 SH       SOLE                 81700           25051
ROYAL DUTCH PETE CO            NY REG EUR .56     780257804       260    4000 SH       SOLE                  4000
STANLEY WKS                    COM                854616109      2583   56730 SH       SOLE                 47315            9415
TELEFLEX INC                   COM                879369106      7006  118010 SH       SOLE                 95235           22775
SOUTHERN CO                    COM                842587107      2531   73006 SH       SOLE                 61961           11045
WALGREEN CO                    COM                931422109      4199   91300 SH       SOLE                 70485           20815
WASTE MGMT INC DEL             COM                94106L109      2319   81814 SH       SOLE                 69454           12360
WATERS CORP                    COM                941848103      3630   97660 SH       SOLE                 75680           21980